Capital Disclosures (Details) $ in Billions	12 Months Ended
	Dec. 31, 2018 CAD ($)	Dec. 31, 2017 CAD ($)
Disclosure of additional information [Abstract]
Equity and debt	$ 25.4	$ 23.4
Debt to capital ratio	0.227	0.232
Debt to capital ratio, target	0.25
Debt to funds from operation ratio	1.4	1.6
Debt to funds from operation ratio, target	2.0